Income Taxes - Schedule of Transactions Affecting Valuation Allowance on Deferred Tax Assets (Detail) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Balance, beginning of year	$ 106	$ 111	$ 135
Current year expense-net	1	3	(5)
Write-offs	0	0	0
Foreign exchange and other	(13)	(8)	(19)
Balance, end of year	87	106	111
U.K
Valuation Allowance [Line Items]
Transfer of entity to parent company	$ (7)	$ 0	$ 0